Other Borrowed Funds (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) loan	Dec. 31, 2023 USD ($)
Federal Home Loan Bank advances
Other borrowed funds	$ 10,541	$ 10,745
Long-term Debt
Federal Home Loan Bank advances
Other borrowed funds	$ 10,541	$ 10,745
Rate on balance outstanding at year end (as a percent)	2.61%	2.61%
Average daily balance	$ 10,635	$ 10,837
Average rate (as a percent)	2.61%	2.61%
Maximum amount outstanding at any month end	$ 10,729	$ 10,928
Long-term Debt | Federal Home Loan Bank amortizing advances
Federal Home Loan Bank advances
Number of amortizing advances | loan	2
Amortizing in 2025	$ 210
Amortizing in 2026	215
Amortizing in 2027	221
Amortizing in 2028	227
Amortizing in 2029	233
Long-term Debt | Federal Home Loan Bank advances maturing December 2033
Federal Home Loan Bank advances
Other borrowed funds	2,852
Long-term Debt | Federal Home Loan Bank advances maturing November 2033
Federal Home Loan Bank advances
Other borrowed funds	$ 7,689